UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10501

Name of Fund: BlackRock Municipal 2018 Term Trust (BPK)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Municipal 2018 Term Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2009

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

BlackRock Municipal 2018 Term Trust (BPK)

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Alabama - 3.1%	Courtland Industrial Development Board, Alabama, Refunding RB, International Paper Co. Projects, Series A, 4.75%, 5/01/17	$1,000	$996,180
	Huntsville Health Care Authority, Alabama, RB, Series A, 5.63%, 6/01/22	5,845	6,072,137

			7,068,317

Arizona - 2.8%	Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/21	4,660	5,451,408
	Salt Verde Financial Corp., RB, Senior, 5.25%, 12/01/20	1,000	1,003,620

			6,455,028

California - 9.0%	Agua Caliente Band of Cahuilla Indians, RB, 5.60%, 7/01/13	1,430	1,376,890
	California Pollution Control Financing Authority, RB, Waste Management Inc. Project, Series C, AMT, 5.13%, 11/01/23	6,500	6,299,995
	California Pollution Control Financing Authority, Refunding RB, Republic Services Inc. Project, Series C, AMT, 5.25%, 6/01/23	4,055	4,078,762
	City of Lincoln California, Special Tax, Community Facilities District No. 2003-1, 5.90%, 9/01/13 (a)	1,100	1,307,834
	Clovis Unified School District, California, GO, CAB, Election of 2004, Series A (MBIA), 5.13%, 8/01/21 (b)(c)	5,425	3,574,912
	Los Angeles Unified School District, California, GO, Series I, 5.00%, 7/01/20	3,750	4,245,975

			20,884,368

Colorado - 4.4%	Colorado Housing & Finance Authority, Colorado, RB, Disposal, Waste Management Inc. Project, AMT, 5.70%, 7/01/18	5,000	5,180,650

	Park Creek Metropolitan District, Colorado, Refunding RB, Senior, Limited Tax Property Tax, 5.25%, 12/01/20	5,010	5,036,052

			10,216,702

Connecticut - 0.9%	Mashantucket Western Pequot Tribe, RB, Sub-Series B, 5.75%, 9/01/18 (d)	3,750	2,176,125

Florida - 5.0%	Broward County School Board, Florida, COP, Series A (FSA), 5.25%, 7/01/22	1,250	1,368,212
	Miami Beach Health Facilities Authority, Refunding RB, Mount Sinai Medical Center Florida, 6.75%, 11/15/21	2,015	2,053,023
	Pine Island Community Development District, RB, 5.30%, 11/01/10	400	386,992

Portfolio Abbreviations

To simplify the listings of the Trust’s holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance Inc.
GO	General Obligations Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
RB	Revenue Bonds
S/F	Single-Family
TAN	Tax Anticipation Notes

BlackRock Municipal 2018 Term Trust (BPK)

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Stevens Plantation Community Development District, Special Assessment, Series B, 6.38%, 5/01/13	$2,270	$1,835,545
	Village Center Community Development District Recreational Revenue, RB, Sub-Series B, 5.88%, 1/01/15	4,890	4,976,651
	Westchester Community Development District No. 1, Special Assessment, Community Infrastructure, 6.00%, 5/01/23	1,290	994,938

			11,615,361

Illinois - 16.0%	CenterPoint Intermodal Center Program Trust, Tax Allocation Bonds, Class A, 10.00%, 6/15/23 (d)	1,825	990,683
	City of Chicago Illinois, RB, General Airport Third Lien, Series A (AMBAC), 5.00%, 1/01/19	5,000	5,446,950
	City of Chicago Illinois, RB, General Airport Third Lien, Series A (AMBAC), 5.00%, 1/01/20	3,000	3,240,090
	City of Chicago Illinois, Refunding RB, General Airport Third Lien, Series A, AMT (MBIA), 5.75%, 1/01/18	5,000	5,159,150
	Illinois Educational Facilities Authority, RB, Educational Advancement Fund, University Center Project, 6.00%, 5/01/12 (a)	1,980	2,254,131
	Illinois Finance Authority, RB, Adventist Health System, Sunbelt Obligated, 5.50%, 11/15/09 (a)	5,000	5,082,100
	Illinois Finance Authority, RB, MJH Education Assistance IV, Senior Series A, 5.50%, 6/01/19 (e)(f)	2,750	1,072,637
	Illinois Health Facilities Authority, Refunding RB, Elmhurst Memorial Healthcare, 5.50%, 1/01/22	5,000	5,017,250
	Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.42%, 6/15/19 (g)	1,885	1,985,640
	Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.47%, 6/15/20 (g)	1,985	2,084,171
	Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.52%, 6/15/21 (g)	2,090	2,186,474
	Illinois State Toll Highway Authority, RB, Senior Priority, Series A (FSA), 5.00%, 1/01/19	2,250	2,498,602

			37,017,878

Indiana - 12.2%	City of Lawrence Indiana, Refunding RB, Housing, Pinnacle Apartments Project, AMT (FNMA), 5.15%, 6/01/24	2,895	2,897,548
	Indiana Health Facility Financing Authority, Indiana, RB, Health System, Sisters Saint Francis, 5.75%, 11/01/11 (a)	13,970	15,443,416
	Indianapolis Airport Authority, Refunding RB, Special Facilities, Federal Express Corp. Project, AMT, 5.10%, 1/15/17	2,500	2,519,475
	Petersburg Indiana, Refunding RB, Indiana Power & Light, 5.75%, 8/01/21	4,000	4,114,080
	Vincennes Indiana, RB, Refunding & Improvement, Southwest Indiana Regional, 6.25%, 1/01/24	3,915	3,106,670

			28,081,189

Kansas - 1.2%	Kansas Development Finance Authority, RB, Adventist Health, 5.00%, 11/15/18	2,500	2,733,425

Kentucky - 1.4%	Kentucky Housing Corp., RB, Series C, AMT, 4.63%, 7/01/22	3,195	3,204,904

BlackRock Municipal 2018 Term Trust (BPK)

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Louisiana - 0.9%	Louisiana Public Facilities Authority, RB, Department Public Safety Fire, Term Bond 1 (MBIA), 5.88%, 6/15/14	$2,130	$2,177,116

Maryland - 1.8%	County of Frederick Maryland, Special Tax, Urbana Community Development Authority, Series A, 5.80%, 7/01/20	4,452	4,118,946

Massachusetts - 0.1%	Massachusetts State Water Pollution Abatement, RB, MWRA Program, Sub-Series A, 6.00%, 8/01/23	135	136,824

Michigan - 2.2%	Michigan State Hospital Finance Authority, Michigan, Refunding RB, Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/18	1,000	1,006,340
	Michigan State Hospital Finance Authority, Michigan, Refunding RB, Hospital, Sparrow Obligated, 4.50%, 11/15/26	3,500	3,261,860
	Pontiac Tax Increment Finance Authority, Michigan, TAN, Tax Increment Development (ACA), 5.38%, 6/01/12 (a)	640	715,584

			4,983,784

Mississippi - 4.3%	County of Lowndes Mississippi, Refunding RB, Weyerhaeuser Co. Project, Series A, 6.80%, 4/01/22	9,000	9,907,200

Multi-State - 10.7%	Charter Mac Equity Issuer Trust, 6.80%, 10/31/52 (d)(h)	14,000	15,040,060
	MuniMae TE Bond Subsidiary LLC, 5.20% (d)(h)(i)	6,000	4,108,140
	MuniMae TE Bond Subsidiary LLC Series D, 5.90% (d)(h)(i)	4,000	2,093,640
	San Manuel Entertainment Authority Series 04-C, 4.50%, 12/01/16 (d)	4,000	3,566,680

			24,808,520

Nevada - 2.9%	City of Henderson Nevada, Special Assessment, No. T-18, 5.15%, 9/01/21	1,000	450,610
	Director of the State of Nevada Department of Business & Industry, RB, Republic Services Inc. Project, AMT, 5.63%, 12/01/26	5,000	5,205,900
	Las Vegas Special District No. 809, Special Assessment, Summerlin Area, 5.35%, 6/01/17	1,050	939,781

			6,596,291

New Hampshire - 6.5%	New Hampshire Business Finance Authority, RB, Public Service Co. New Hampshire Project, Series C (MBIA), 5.45%, 5/01/21	7,000	7,205,310
	New Hampshire Business Finance Authority, Refunding RB, Public Service Co. New Hampshire Project, Series B, AMT (MBIA), 4.75%, 5/01/21	6,000	5,807,520
	New Hampshire Health & Education Facilities Authority, RB, Exeter Project, 6.00%, 10/01/24	2,025	2,091,258

			15,104,088

New Jersey - 15.7%	New Jersey EDA, RB, Cigarette Tax, 5.50%, 6/15/24	7,000	6,922,930
	New Jersey EDA, RB, Continental Airlines Inc. Project, AMT, 7.00%, 11/15/30	4,065	4,066,911
	New Jersey EDA, RB, Continental Airlines Inc. Project, AMT, 7.20%, 11/15/30	6,750	6,779,363
	New Jersey EDA, Special Assessment, Refunding RB, Kapkowski Road Landfill Project, 5.50%, 4/01/16	8,410	7,445,709
	New Jersey Educational Facilities Authority, Refunding RB, University Medical & Dentistry, Series B, 6.25%, 12/01/18	2,500	2,744,750

BlackRock Municipal 2018 Term Trust (BPK)

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	New Jersey Health Care Facilities Financing Authority, Refunding RB, AtlantiCare Regional Medical Center, 5.00%, 7/01/20	$1,500	$1,589,820
	New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series T, AMT, 4.55%, 10/01/22	2,500	2,497,575
	Newark Housing Authority, RB, South Ward Police Facility (AGC), 4.50%, 12/01/18	4,000	4,288,560

			36,335,618

New York - 7.2%	City of New York New York, GO, Sub-Series F-1, 5.00%, 9/01/18	7,500.00	8,333,625
	New York City Industrial Development Agency, RB, American Airlines, JFK International Airport, AMT, 7.63%, 8/01/25	3,460	3,504,842
	Tobacco Settlement Financing Corp., New York, RB, Series B-1C, 5.50%, 6/01/20	4,500	4,846,860

			16,685,327

North Carolina - 4.9%	North Carolina Eastern Municipal Power Agency, North Carolina, RB, Series B, 4.00%, 1/01/18 (j)	3,865	3,913,660
	North Carolina HFA, North Carolina, RB, Series 28, Series A, AMT, 4.65%, 7/01/23	3,140	3,130,329
	Wake County Industrial Facilities & Pollution Control Financing Authority, North Carolina, Refunding RB, Carolina Power & Light Co. Project, 5.38%, 2/01/17	4,000	4,169,600

			11,213,589

Ohio - 2.6%	American Municipal Power-Ohio Inc., RB, Prairie State Energy Campus Project, Series A, 5.25%, 2/15/23	5,000	5,511,900
	Pinnacle Community Infrastructure Financing Authority, RB, Facilities, Series A, 6.00%, 12/01/22	460	384,555

			5,896,455

Oklahoma - 1.1%	Tulsa Municipal Airport Trust Trustees, Oklahoma, Refunding RB, Series A, AMT, 7.75%, 6/01/35	2,700	2,619,486

Pennsylvania - 6.1%	Montgomery County IDA, Pennsylvania, RB, Mortgage, Whitemarsh Continuing Care, 6.00%, 2/01/21	2,000	1,580,480
	Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/22	1,000	1,135,720
	Philadelphia Authority for Industrial Development, RB, Series B (FSA), 5.50%, 10/01/11 (a)	5,000	5,512,000
	West Cornwall Township Municipal Authority, Pennsylvania, RB, Elizabethtown College Project, 5.90%, 12/15/11 (a)	2,500	2,776,700
	West Cornwall Township Municipal Authority, Pennsylvania, RB, Elizabethtown College Project, 6.00%, 12/15/11 (a)	2,650	2,949,079

			13,953,979

Puerto Rico - 1.2%	Commonwealth of Puerto Rico, GO, Public Improvement, Series B, 5.25%, 7/01/17	2,665	2,791,161

South Carolina - 2.2%	South Carolina Jobs EDA, Refunding RB, Palmetto Health Alliance, Series A, 6.13%, 8/01/23	5,000	5,176,100

Tennessee - 3.3%	Knox County Health Educational & Housing Facilities Board, Tennessee, RB, CAB, Refunding & Improvement, Series A (FSA), 5.63%, 1/01/19 (c)	12,000	7,514,880

BlackRock Municipal 2018 Term Trust (BPK)

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Texas - 15.9%	Alliance Airport Authority, Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	$2,000	$1,942,660
	Birdville ISD, Texas, GO, CAB, Refunding, 5.40%, 2/15/18 (c)	1,615	1,250,882
	Birdville ISD, Texas, GO, CAB, Refunding, 5.46%, 2/15/19 (c)	1,815	1,340,087
	Birdville ISD, Texas, GO, CAB, Refunding, 5.51%, 2/15/20 (c)	2,625	1,848,315
	Birdville ISD, Texas, GO, CAB, Refunding, 5.54%, 2/15/21 (c)	2,500	1,672,175
	Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, AMT, 5.75%, 5/01/36	10,010	8,808,800
	City of Dallas Texas, Refunding RB & Improvement (AGC), 5.00%, 8/15/21	2,500	2,755,175
	Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB & Improvement, Series A, AMT (MBIA), 5.88%, 11/01/17	5,000	5,235,800
	Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB & Improvement, Series A, AMT (MBIA), 5.88%, 11/01/18	5,000	5,219,400
	North Texas Toll Highway Authority, RB, Dallas North Toll Highway System Revenue, Series C, 5.00%, 1/01/19	2,215	2,379,442
	North Texas Toll Highway Authority, RB, Dallas North Toll Highway System Revenue, Series C, 5.25%, 1/01/20	4,000	4,354,200

			36,806,936

Virginia - 1.2%	Virginia HDA, RB, Sub-Series E-2, AMT, 4.38%, 10/01/19	2,750	2,698,025

Wisconsin - 8.6%	City of Franklin Wisconsin, RB, Waste Management, AMT, 4.95%, 4/01/16	1,990	2,019,830
	State of Wisconsin, RB, Series A, 5.00%, 5/01/18	1,000	1,166,020
	Wisconsin Health & Educational Facilities Authority, RB, Froedtert & Community, 5.38%, 10/01/11 (a)	4,560	5,007,929
	Wisconsin Health & Educational Facilities Authority, RB, Froedtert & Community, 5.38%, 10/01/21	440	454,419
	Wisconsin Health & Educational Facilities Authority, Refunding RB, Wheaton Franciscan Services, 6.25%, 2/15/12 (a)	10,000	11,312,700

			19,960,898

	Total Municipal Bonds - 155.4%		358,938,520

	Municipal Bonds Transferred to Tender Option Bond Trusts (k)

Illinois - 2.5%	City of Chicago, Illinois, Refunding RB, Second Lien (FSA), 5.00%, 11/01/20	5,000	5,688,550

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 2.5%		5,688,550

	Total Long-Term Investments (Cost - $362,178,453) - 157.9%		364,627,070

	Short-Term Securities	Shares

	FFI Institutional Tax-Exempt Fund, 0.20% (l)(m)	2,400,000	2,400,000

	Total Short-Term Securities (Cost - $2,400,000) - 1.0%		2,400,000

BlackRock Municipal 2018 Term Trust (BPK)

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Value

Total Investments (Cost - $364,578,453*) - 158.9%	$367,027,070
Other Assets Less Liabilities - 0.7%	1,546,055
Liability for Trust Certificates, Including Interest Expense and Fees Payable - (1.6)%	(3,757,531)
Preferred Shares, at Redemption Value - (58.0)%	(133,863,058)

Net Assets Applicable to Common Shares - 100.0%	$230,952,536

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$360,834,694

Gross unrealized appreciation	$16,993,513
Gross unrealized depreciation	(14,551,137)

Net unrealized appreciation	$2,442,376

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security is collateralized by Municipal or US Treasury Obligations.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Non-income producing security.

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield at report date.

(h)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption to maturity.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	When-issued security:

Counterparty	Market Value	Unrealized Appreciation

Citigroup Global Markets Inc.	$3,913,660	$62,265

(k)

Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Trust may have acquired the residual interest certificates. These securities serve as a collateral in a financing transaction.

(l)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	(13,813,640)	$24,598

(m)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

BlackRock Municipal 2018 Term Trust (BPK)

Schedule of Investments September 30, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Level 1 - Short-Term Securities	$2,400,000
Level 2 - Long-Term Investments[1]	364,627,070
Level 3	—

Total	$367,027,070

[1] See above Schedule of Investments for values in each state or political classification.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2018 Term Trust

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Municipal 2018 Term Trust

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: November 20, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2018 Term Trust

Date: November 20, 2009